Filed Pursuant to Rule 497(e)
1933 Act File No. 333-146827
1940 Act File No. 811-22135

Innovator ETFs Trust
Innovator S&P 500 Buffer ETFTM – April
Innovator S&P 500 Power Buffer ETFTM – April
Innovator S&P 500 Ultra Buffer ETFTM – April
(each, a “Fund” and together, the “Funds”)
March 30, 2020

EXPLANATORY NOTE

On behalf of the Funds, each a series of Innovator ETFs Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A. The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust and pursuant to Rule 497(e) under the Securities Act on March 18, 2020; such form of Supplement (Accession Number 0001437749-20-005551) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE